Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Restricted Share Units
Summary of Restricted Shares Activity

(a)	Restricted share units
The following table summarizes the RSUs activity for the years ended December 31, 2018, 2019 and 2020:

	Number of shares	Weighted average grant date fair value
		RMB

Outstanding at December 31, 2017 and 2018	32,030,000	1.55

Forfeited	(2,368,461)	1.51
Vested	(13,928,205)	1.59

Outstanding at December 31, 2019	15,733,334	1.51

Forfeited	(2,691,282)	1.51
Vested	(4,002,052)	1.51

Outstanding at December 31, 2020	9,040,000	1.51

Restricted Ordinary Shares
Summary of Restricted Shares Activity
The following table summarizes the restricted ordinary shares activity under Replacement Agreement for the years ended December 31, 2018 and 2019:

	Number of shares	Weighted average grant date fair value
		RMB

Outstanding at January 1, 2018	—	—
Granted	19,594,000	2.56
Forfeited	(2,000,000)	2.56

Outstanding at December 31, 2018	17,594,000	2.56

Forfeited	(1,594,000)	2.56
Vested	(16,000,000)	2.56

Outstanding at December 31, 2019	—	—